UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act File number: 811-09497

Dividend Growth Trust

(Exact name of registrant as specified in charter)

58 Riverwalk Boulevard, Building 2, Suite A, Ridgeland, SC  29936

(Address of principal executive offices) (Zip code)

John C. Swhear

Unified Fund Services, Inc.

2960 North Meridian Street Ste. 300

Indianapolis, IN 46204

(Name and address of agent for service)

Registrant's telephone number, including area code: 317-917-7030

Date of fiscal year end: 9/30

Date of reporting period: 07/01/07 - 06/30/08

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Secs. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Sec. 3507.

FORM N-PX

Annual Report of Proxy Voting Record of Registered Management Investment Company

Fund/Fund Family Name: Dividend Growth Trust

Date of Fiscal Year End: September 30, 2008

Date of Reporting Period: July 1, 2007 – June 30, 2008

Rising Dividend Growth

Security Name	Ticker	Security ID/CUSIP	Meeting Date	Description of Matter/Proposal	Proposed by Management (M) or Shareholders (S)	Vote? (Yes or No)	Vote For, Against or Abstain	Fund Cast its Vote For or Against Management
Medtronics	MDT	585055106	8/23/07	Elect Board of Directors slate	M	Y	F	F
				Ratify appointment of independent auditors	M	Y	F	F
				Amend Restated articles of incorporation to provide for annual election of all directors	M	Y	F	F
Paychex	PAYX	704326107	10/3/07	Election of Director B. Thomas Golisano	M	Y	F	F
				Election of Director David JS Foaschen	M	Y	F	F
				Election of Director Phillip Horsley	M	Y	F	F
				Election of Director Grant M. Inman	M	Y	F	F
				Election of Director Pamela a. Joseph	M	Y	F	F
				Election of Director Jonathan J. Judge	M	Y	F	F
				Election of Director Joseph M. Tucci	M	Y	F	F
				Election of Director Joseph M. Valli	M	Y	F	F
				Ratify appointment of independent auditors	M	Y	F	F
Proctor & Gamble	P&G	742718109	10/09/07	Elect Board of Directors slate	M	Y	F	F
				Ratify appointment of independent auditors	M	Y	F	F
				Award no future stock options	S	N	A	F
				Report on company policies and procedures	S	N	A	F
				Animal testing	S	N	A	F
Linear Tech	LLTC	535678106	11/07/07	Elect Board of Directors slate	M	Y	F	F
				Ratify appointment of independent auditors	M	Y	F	F
Archer Daniels	ADM	039483102	11/08/07	Elect Board of Directors slate	M	Y	F	F
				Code of Conduct re Global Human Rights	S	N/A	Abstain	N/A
				Ratify Compensation in summary comp table	S	N	A	F
ADP	ADP	053015103	11/30/07	Elect Board of Directors slate	M	Y	F	F
				Ratify appointment of independent auditors	M	Y	F	F
Walgreens	WAG	931422109	1/09/08	Elect Board of Directors slate	M	Y	F	F
				Ratify appointment of independent auditors	M	Y	F	F
				Issue a semi-annual report disclosing the company’s monetary and non-monetary charitable contributions	S	N	A	F
				Require Board of Directors to submit the adoption, maintenance or extension of any poison pill to a shareholder vote as a separate ballot item	S	N	A	F

Consider a shareholder proposal that the Board of Directors adopt a policy that the Chairman of the Board be an independent director who has not previously served as an executive officer of the Company

					S	Y	F	A
Enterprise Products Partners	EPD	293792107	1/29/08

Approval of the terms of the Enterprise Products long-term incentive Plan which provides for equity-based awards to consultants and employees of EPCA who provide service for the partnership or its subsidiaries and non-employee directors of our general partner

					M	Y	F	F
United Technologies	UTC	913017109	4/09/08	Elect Board of Directors slate	M	Y	F	F
				Ratify appointment of independent auditors	M	Y	F	F
				Amendment to the 2005 long-term incentive plan	M	Y	F	F
				Principles for healthcare reform	S	N	A	F
				Global set of corporate standards	S	N	A	F
				Pay for superior performance	S	N	A	F
				Offsets for foreign military sales	S	N	A	F
Nestle SA	NSRGY	641069406	4/10/08	Approval of the 2007 Annual Report	M	Y	F	F
				Release of the Board and of the Management	M	Y	F	F
				Andreas Koopman, Board of Directors	M	Y	F	F
				Rolf Hanggi, Board of Directors	M	Y	F	F
				Paul Bulcke, Board of Directors	M	Y	F	F
				Beat W. Hess, Board of Directors	M	Y	F	F
				Ratify appointment of independent auditors	M	Y	F	F
				Capital reduction	M	Y	F	F
				Share split	M	Y	F	F
				Amendment to Articles 5 and 5 BIS Para 1 of the Articles of Association	M	Y	F	F
				Revised articles of association	M	Y	F	F
				Give proxy to independent representative Jean-Ludovoc Hartmann	M	Y	F	F
Praxair Inc	PX	74005P104	4/22/08	Elect Board of Directors slate	M	Y	F	F
				Amend Certificate of Incorporation re: the election of Directors by majority vote	M	Y	F	F
				Ratify appointment of independent auditors	M	Y	F	F
General Electric	GE	369604103	4/23/08	Elect Board of Directors slate	M	Y	F	F
				Ratify appointment of independent auditors	M	Y	F	F
				Cumulative voting	S	N	A	F
				Separate roles of CEO and chairman	S	Y	F	A
				Recoup unearned management bonuses	S	N	A	F
				Curb over-extended directors	S	N	A	F
				Report on charitable contributions	S	N	A	F
				Global warming report	S	N	A	F
				Advisory vote on executive compensation	S	N	A	F
Magellan Midstream Partners LP	MMP	559080106	4/23/08	Elect Board of Directors slate	M	Y	F	F
Bank of America	BAC	060505104	4/23/08	Elect Board of Directors slate	M	Y	F	F
				Ratify appointment of independent auditors	M	Y	F	F
				Proposal Regarding Stock Options	S	N	A	F
				Advisory Vote on Exec Comp	S	N	A	F
				Determination of CEO Comp	S	N	A	F
				Cumulative Voting	S	N	A	F
				Independent Board Chairman	S	Y	F	A
				Special Shareholders Meeting	S	N	A	F
				Equator Principles	S	N	A	F
				Human Rights	S	N/A	Abstain	N/A
Pfizer Inc	717081103	74005P104	4/24/08	Elect Board of Directors slate	M	Y	F	F
				Ratify appointment of independent auditors	M	Y	F	F
				Stock Options Proposal	S	N	A	F
				Separation of Chairman and CEO Roles	S	Y	F	A
Johnson & Johnson	JNJ	478160104	4/24/08	Elect Board of Directors slate	M	Y	F	F
				Ratify appointment of independent auditors	M	Y	F	F
				Advisory vote on executive compensation policies and disclosure	S	N	A	F
IBM	IBM	459200101	4/29/08	Elect Board of Directors slate	M	Y	F	F
				Ratify appointment of independent auditors	M	Y	F	F
				Proposal on cumulative voting	S	N	A	F
				Proposal on executive compensation	S	N	A	F
				Proposal on Board committee on human rights	S	N	A	F
				Proposal on Special Meetings	S	N	A	F
				Advisory vote on executive compensation	S	N	A	F
Albemarle	ALB	01253101	4/30/08	Elect Board of Directors slate	M	Y	F	F
				Approve Albermarle 2008 Incentive Plan	M	Y	F	F
				Approve 2008 Stock compensation Plan for Non-Employee Directors of Albemarle	M	Y	F	F
				Ratify appointment of independent auditors	M	Y	F	F
Total System Services	TSS	891906109	4/30/08	Elect Board of Directors slate	M	Y	F	F
				Ratify appointment of independent auditors	M	Y	F	F
State Street	STT	857477103	4/30/08	Elect Board of Directors slate	M	Y	F	F
				Ratify appointment of independent auditors	M	Y	F	F
				Proposal relating to restrictions in services performed by State Street’s independent registered public accounting firm	S	N	A	F
Aptargroup	ATR	038336103	4/30/08	Elect Board of Directors slate	M	Y	F	F
				Annual Bonus Plan	M	Y	F	F
				2008 stock option plan	M	Y	F	F
				2008 Director Stock Option Plan	M	Y	F	F
				Amendment of the Certificate of Incorporation to increase the number of shares of common stock authorized for issuance	M	Y	F	F
				Ratify appointment of independent auditors	M	Y	F	F
Albemarle	ALB	012653101	4/30/08	Elect Board of Directors slate	M	Y	F	F
				2008 Incentive Plan	M	Y	F	F
				2008 compensation Plan for non-employee Directors	M	Y	F	F
				Ratify appointment of independent auditors	M	Y	F	F
Illinois Tool Works	ITW	452308109	5/02/08	William F. Aldinger, Director	M	Y	F	F
				Marvin D. Brailsford, Director	M	Y	F	F
				Susan Crown, Director	M	Y	F	F
				Don H. Davis Jr., Director	M	Y	F	F
				Robert C. McCormack, Director	M	Y	F	F
				Robert S. Morrison, Director	M	Y	F	F
				James A. Skinner, Director	M	Y	F	F
				Harold B. Smith, Director	M	Y	F	F
				David B. Speer, Director	M	Y	F	F
				Pamela B. Strobel, Director	M	Y	F	F
				Reapproval of the performance factors and award limit under the executive incentive plan	M	Y	F	F
				Ratify appointment of independent auditors	M	Y	F	F
Aflac Inc	AFL	001055102	5/05/08	Elect Board of Directors slate	M	Y	F	F
				Proposal to amend Articles of Incorporation to increase the Company’s authorized shares of $.10 par value Common Stock from 1,000,000,000 to 1,900,000,000 shares	M	Y	F	F
				Adopt an amended and restated management incentive plan	M	Y	F	F
				Consider and approve an advisory(non-binding proposal	S	N	A	F
				Ratify appointment of independent auditors	M	Y	F	F
Pepsico	PEP	713448108	5/07/08	Elect Board of Directors slate	M	Y	F	F
				Ratify appointment of independent auditors	M	Y	F	F
				Beverage Container Recycling Report	S	N	A	F
				Genetically engineered Products Report	S	N	A	F
				Right to Water Policy	S	N	A	F
				Global Warming Report	S	N	A	F
				Advisory vote on compensation	S	N	A	F
Leggett & Platt	LEG	524660107	5/08/08	Elect Board of Directors slate	M	Y	F	F
				Ratify appointment of independent auditors	M	Y	F	F
				Amendment and restatement of the Company’s flexible stock plan	M	Y	F	F
				Request for the addition of sexual orientation and gender identity to the company’s written non-discrimination policy	S	N	A	F
Nucor Corp	NUE	670346105	5/09/08	Elect Board of Directors slate	M	Y	F	F
				Ratify appointment of independent auditors	M	Y	F	F
				Annual and Long-term senior officers incentive compensation plans	M	Y	F	F
				Stockholder proposal	S	N	A	F
SEI	SEIC	784117103	5/20/08	Elect Board of Directors slate	M	Y	F	F
				Ratify appointment of independent auditors	M	Y	F	F
McDonalds Corp	MCD	580135101	5/22/08	Elect Board of Directors slate	M	Y	F	F
				Ratify appointment of independent auditors	M	Y	F	F
Roper Industries	ROP	776696106	6/06/08	Elect Board of Directors slate	M	Y	F	F

Amendment to 2006 incentive plan to increase the number of shares available by 5-milllion and reapprove list of qualified business criteria for performance-based awards to preserve federal income tax deductions.

					M	Y	F	F
				Ratify appointment of independent auditors	M	Y	F	F
Caterpillar	CAT	149123101	6/11/08	Elect Board of Directors slate	M	Y	F	F
				Ratify appointment of independent auditors	S	N	A	F
				Annual election of Directors	S	N	A	F
				Director election majority vote standard	S	N	A	F
				Foreign military sales	M	Y	F	F

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dividend Growth Trust

 By:     /s/ Charles T. Shaver Jr. .

                Charles Troy Shaver Jr., President and CEO

Date:  08/20/2008